ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Changes in the number of shares issued in fiscal 2020, 2021 and 2022 are as follows:

	Number of shares
	2020	2021	2022
Beginning balance	1,324,629,128	1,324,629,128	1,285,724,480
Cancellation of treasury stock	0	(38,904,648)	(27,447,393)

Ending balance	1,324,629,128	1,285,724,480	1,258,277,087